DISPOSITION OF STALWELL MINE (Tables)	12 Months Ended
Dec. 31, 2017
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of discontinued operations
The loss from discontinued operations for the years ended December 31, 2017 and 2016 is presented in the table below:

	Year ended December 31, 2017	Year ended December 31, 2016
Revenue	$—	$3,323
Production costs	—	(5,527)
Royalty expense	—	(34)
Depletion and depreciation	—	(96)
Loss from mine operations	—	(2,334)
Expenses
Exploration	(1,477)	(22)
Care and maintenance	(8,884)	(3,976)
Loss from operations	(10,361)	(6,332)
Other income, net	363	(172)
Loss on disposition of Stawell Mine	(11,600)	—
Foreign translation reserve	(5,968)	—
Loss from discontinued operations before taxes	(27,566)	(6,504)
Income tax recovery	2,662	1,877
Loss from discontinued operations	($24,904)	($4,627)
Loss per share from discontinued operations - basic	($0.12)	($0.04)
Loss per share from discontinued operations - diluted	($0.12)	($0.04)